Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

During the three and six months ended June 30, 2015 and 2014, Holdings undertook a number of transactions with the following related party entities under the common ultimate control of Mr. Graeme Hart:

•	Autoparts Holdings

•	Rank Group Limited (“Rank Group”)

•	UCI Holdings (No.2) Limited

	Transaction values				Balance outstanding as of
In millions	Three Months Ended June 30, 2015	Three Months Ended June 30, 2014	Six Months Ended June 30, 2015	Six Months Ended June 30, 2014	June 30, 2015	December 31, 2014
Related Party Receivables
Autoparts Holdings
Recharges (credit) of services (a)	$(0.1)	$(1.0)	$2.3	$(2.6)	$(0.1)	$(3.9)
Joint services agreement	2.4	2.5	5.2	5.0	2.8	1.3
Sale of goods	14.3	14.0	29.0	28.2	20.5	23.6
Asset sales	—	—	—	0.3	0.2	0.4
Purchase of goods	(6.1)	(0.9)	(12.5)	(1.8)	(11.7)	(3.9)
State income taxes	—	—	—	—	—	(0.3)

					11.7	17.2
Related Party Payables
Autoparts Holdings
Purchase of goods	0.2	0.1	0.2	0.2	0.6	0.7
Rank Group
Recharges of professional services	1.3	—	2.3	—	3.7	1.7
UCI Holdings (No.2) Limited
Transfer of income tax losses (b)	—	—	0.5	—	0.5	—

Long-Term Related Party Payables					4.8	2.4
Autoparts Holdings
Deferred income taxes	—	—	—	—	0.1	0.1

Unless otherwise disclosed below, the nature and terms of all related party transactions and repayment terms are the same as those disclosed in Holdings’ annual financial statements for the year ended December 31, 2014.

(a)	During the three months ended June 30, 2015 and 2014, Holdings received total credits of $0.1 million and $1.0 million, respectively, and during the six months ended June 30, 2015 and 2014, Holdings incurred recharges of $2.3 million and received credits of $2.6 million, respectively, related to the implementation of the cost sharing and manufacturing arrangements with FRAM Group, business optimization costs (mainly professional fees for various cost saving projects) and to accelerate the manufacture of parts for new model cars previously sourced from external vendors. The amounts in the table are for FRAM Group’s share of these credits and costs.

(b)	During the six months ended June 30, 2015, Holdings received income tax losses in New Zealand from UCI Holdings (No.2) Limited. The balance is payable on normal trade terms.